Note 36 - Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of information about key management personnel [text block]
	2023	2022	2021

Key management salaries	3,102	2,076	2,234
Share-based awards* @	720	999	540
All other compensation &	2,599	1,697	1,011
	6,421	4,772	3,785